HELD-FOR-SALE ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Loss on Divesture of Discontinued Operations

With the sale of PT Portugal shares to Altice, the loss on divesture is presented as discontinued operations in a single line of the income statement, as follows:

2015
Loss on sale of PT Portugal and divesture-related expenses (i)	(625,464)
Comprehensive income transferred to the income statement (ii)	(225,934)
Loss for the period of discontinued operations (iii)	(15,741)

Profit for the period from discontinued operations (iv)	(867,139)

(i)

The loss on the sale of PT Portugal includes: (1) the derecognized investment cost that includes goodwill arising on the business combination between the Company and PT less the R$3.8 billion allowance for loss recognized in December 2014, and selling expenses totaling R$1.3 billion; and (2) the R$0.7 billion revenue related to cash proceeds received directly by the Company. The final price is subject to possible post-closing adjustments to be determined in the following months based on changes in the cash, debt, and working capital positions at the closing date.

(ii)

Refers to the cumulative foreign exchange differences gains totaling R$0.5 billion and actuarial losses from pensions and postretirement benefits plans totaling R$0.7 billion recognized in other comprehensive income, transferred from equity to profit or loss for the year due to divesture.

(iii)	Refers to PT Portugal’s loss recognized as equity in profits of subsidiaries for 2015.

Assets Held for Sale and Liabilities Associated to Assets Held for Sale

The main components of the assets held sale and liabilities associated to assets held for sale of the African operations are as follows:

	2017	2016
Held-for-sale assets	4,675,216	5,403,903
Cash, cash equivalents and short-term investments	156,128	241,982
Accounts receivable	123,109	143,152
Dividends receivable (i)	2,012,146	2,008,556
Available-for-sale financial asset (ii)	1,965,972	2,047,379
Other assets	123,865	120,277
Deferred Income Tax	54,540	460
Investments	42,217	33,859
Property, plant and equipment	149,176	383,359
Intangible assets	48,063	157,163
Goodwill (iii)	—	267,716

Liabilities directly associated to assets held for sale	354,127	544,865

Borrowings and financing	260	550
Trade payables	34,407	80,477
Provisions for pension plans	366	465
Other liabilities	319,094	463,373
Non-controlling interests (iv)	293,456	790,996

Total assets held for sale and liabilities associated to assets held for sale	4,027,633	4,068,042

(i)

This caption refers to the estimated recoverable amount of dividends and correspondent interests receivable from Unitel. As of December 31, 2017 gross amount of unpaid dividends by Unitel to PT Ventures totaled US$796 million and refers to the distribution of accumulated earnings in 2009 and the distribution of profits for fiscal years 2011, 2012, 2013, and 2014. In order to estimate the present value of the recoverable amount of unpaid dividends the Company takes into account (1) its legal advisors’ opinion regarding the outcome of the law suits filed in a Angolan’s Court and Paris’ ICC to collect this amounts from Unitel, (2) the liquidity position of Unitel as of December 31, 2017, (3) the decision of Unitel to accrue interests on the delayed payments and (4) a weight average cost of capital and an interest rate for accrual of interests;

(ii)

Refers mainly to the fair value of the indirect interest financial investment of 25% of Unitel’s share capital, classified as held for sale. As at December 31, 2017 the estimated fair value of the investment in Unitel was R$1,920 million (R$1,995 million at December 31, 2016). The fair value of this investment is computed by the Company using a discounted cash-flow methodology, which includes (1) cash flows forecasts for a five-year period, (2) a 1,5% growth rate to extrapolate the cash flows projections (1,5% in 2016), (3) exchange rate forecasts of Angolan Kwanza and (4) a weight average cost of capital of 17.1% (19% in 2016), which was computed based on financial market information and on the assessment of the management regarding the business environment and relationship with the others shareholders and Unitel itself. The Company monitors and periodically updates the main assumptions used in the fair value measurement considering the changes occurred in financial market conditions and the impacts of news events related to the investment, notably the lawsuits filed against Unitel and its shareholders in Angolan Courts and ICC Paris.

(iii)

The reduction in goodwill is primarily represented by the implementation of, in the first quarter of 2017, the transactions provided for in the contractual instruments entered into with Samba Luxco, which reduced its stake in Africatel, while Africatel transferred to Samba Luxco its entire stake in MTC. In December 2017, annual impairment tests were conducted based on the internal valuation made, including cash flows forecasts for a five-year period, the choice of a growth rate to extrapolate the cash flows projections, and definition of an appropriate discount rate, calculated based on the weight average cost of capital of from 11.7% to 17.7%, taking into consideration Africans business environment.

(iv)	Represented mainly by the Samba Luxco’s 14% stake in Africatel and, consequently, in its net assets.